Significant Accounting Policies (Policies) - EBP 221935537 001 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]

1. Basis of Accounting

The financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

EBP, Use of Estimate [Policy Text Block]

2. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

EBP, Investment [Policy Text Block]

3. Investment Valuation and Income Recognition

Investments are reported at fair value with the exception of the Plan’s interest in the Separate Account Guaranteed Interest Contract (“SAGIC”), a diversified bond fund, which is reported at contract value and does not differ materially from fair value.

The change in fair value of investments during the year is measured by the difference between the fair value at year-end and the fair value at the beginning of the year or costs of purchases during the year and is reflected in the statement of changes in net assets available for benefits as net appreciation/depreciation in fair value of investments. See note B4 for discussion of fair value measurements.

The purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation/depreciation includes the plan’s gains and losses on investments bought and sold as well as held during the year.

EBP, Fair Value Measurement [Policy Text Block]

4. Fair Value Measurements

The Plan’s investments (excluding the SAGIC investment referenced to above) are stated at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan adopted accounting guidance which requires enhanced disclosures about investments that are measured and reported at fair value. That guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2

Inputs to the valuation methodology include:

●    quoted prices for similar assets or liabilities in active markets.

●    quoted prices for identical or similar assets or liabilities in inactive markets.

●    inputs other than quoted prices that are observable for the asset or liability.

●    inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3

Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable input.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual Funds: These investments are public investment securities valued at net asset value (“NAV”). The NAV is a quoted price in an active market on which the securities are traded. Shares of registered investment companies are classified as Level 1 investments.

J&J Snack Foods Corp Common Stock Fund: This fund represents employer securities valued at the closing price reported on the active market on which the individual securities are traded. A small portion of the fund is invested in short-term money market instruments. The money market portion of the fund provides liquidity, which enables the Plan participants to transfer money daily among all investment choices. The common stock is classified as a Level 1 investment.

Collective Trusts (CCT’s): These are valued as net asset value (NAV) of units held. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the Plan will sell the investment for an amount different than the reported NAV. The Collective Trusts carry no unfunded commitments and may be redeemed daily with no restrictions related to the redemption notice period.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. The following tables present information about the Plan’s investments measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques utilized by the Plan to determine such value.

	Fair Value Measurements Using Input Type
	Total Fair Value as of December 31, 2025	Level 1	Level 2	Level 3
Common Stock Fund	$9,229,485	$9,229,485	$-	$-
Total Mutual Funds	103,332,363	103,332,363	-	-
CCT’s measured at NAV	51,697,165
Total investments measured at fair value	$164,259,013	$112,561,848	$-	$-

	Fair Value Measurements Using Input Type
	Total Fair Value as of December 31, 2024	Level 1	Level 2	Level 3
Common Stock Fund	$17,992,176	$17,992,176	$-	$-
Total Mutual Funds	140,241,910	140,241,910	-	-
CCT’s measured at NAV	-	-	-	-
Total investments measured at fair value	$158,234,086	$158,234,086	$-	$-

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period. For the years ended December 31, 2025, and 2024, there were no transfers into or out of levels 1, 2 or 3.

EBP, Payment to Participant [Policy Text Block]	5. Payment of Benefits Benefits are recorded when paid.
EBP, Risks and Uncertainties [Policy Text Block]

6. Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant account balances and the amounts reported in the statements of net assets available for benefits.

EBP, Expense [Policy Text Block]

7. Administrative Expenses

Administrative expenses of the Plan are paid by the Plan and by the participants through an asset-based charge. There are other costs associated with the Plan that are paid by the Company.